CONCENTRATIONS	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
CONCENTRATIONS

18. CONCENTRATIONS

Concentrations of Credit Risk

As of December 31, 2023 and 2022, cash and cash equivalents balances in the PRC are $470,335 and $182,829, respectively, which were primarily deposited in financial institutions located in Mainland China. Each bank account is insured by The People’s Bank of China (the central bank of China) with the maximum limit of RMB500,000 (equivalent to $70,692). To limit exposure to credit risk relating to deposits, the Company primarily places cash and cash equivalent deposits with large financial institutions in China which management believes are of high credit quality and management also continually monitors the financial institutions’ credit worthiness.

Concentrations of Customers

The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of December 31, 2023 and 2022:

	As of		As of
	December 31,		December 31,
	2023		2022
Customer		% of			% of
	Amount	Total	Amount		Total
A	$997,506	39.39%	$	*	* %
B	553,800	21.87%		518,907	16.98%
C	479,511	18.93%		*	* %
D	*	* %		1,508,419	49.35%
E	*	* %		537,601	17.59%
Total	$2,030,817	80.19%		$2,564,927	83.92%

The following table sets forth information as to each customer that accounted for 10% or more of total revenue for the years ended December 31, 2023 and 2022.

	Year ended December 31,
	2023		2022
Customer		% of			% of
	Amount	Total	Amount		Total
A	$1,951,384	12.61%	$	*	* %
B	1,611,111	10.41%		3,176,560	17.36%
Total	$3,562,495	23.02%		$3,176,560	17.36%

The following table sets forth information as to each supplier that accounted for 10% or more of total accounts payable for the years ended December 31, 2023 and 2022.

	As of			As of
	December 31,			December 31,
	2023			2022
Suppliers		% of				% of
	Amount	Total		Amount		Total
A	$829,815	89.25%		$	*	* %
B	*	*	%		403,026	22.45%
C	*	*	%		299,694	16.69%
D	*	*			249,164	13.88%
Total	$829,815	89.25%			951,884	53.02%

*	represented the percentage below 10%

There following table sets forth information as to each supplier that accounted for 10% or more of total purchase during the year ended December 31, 2023 and 2022.

	Year ended December 31,
	2023		2022
Suppliers		% of			% of
	Amount	Total	Amount		Total
A	$2,607,552	18.25%	$	*	*	%
B	1,706,583	11.95%		*	*	%
Total	$4,314,135	30.20%		*	*	%